Finance Expense (Income), Net (Details) - Schedule of finance expenses and income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Expenses and Income [Abstract]
Fees and interest expense	$ 67	$ 79	$ 56
Loss from exchange rate differences, net		133	5
Finance expenses, total	67	212	61
Finance income
Interest income from deposits	(532)	(320)	(254)
Income from exchange rate differences, net	(62)
Changes in fair value of finance instruments	(245)
Other	(71)
Finance income, total	$ (910)	$ (320)	$ (254)